FINANCIAL INSTRUMENTS - SCHEDULE OF INTEREST RATE DERIVATIVES (Details) - Interest Rate Swap - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative
Notional amount	$ 1,131,746	$ 863,184
Minimum
Derivative
Fixed interest rate	1.07%	1.07%
Maximum
Derivative
Fixed interest rate	2.44%	2.96%